UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income (loss)	$ 61	$ (309)	$ 97	$ 453
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(6)	79	(94)	86
Cash flow hedges	12	(12)	15	(27)
Taxes on the above items	(2)	(2)	(2)	(5)
Total other comprehensive income (loss)	4	65	(81)	54
Comprehensive income (loss)	65	(244)	16	507
Attributable to:
Brookfield Infrastructure Partners L.P.	(80)	(398)	(241)	15
Non-controlling interest	$ 145	$ 154	$ 257	$ 492